Series D, Series E, Series F and Series G Preferred Units	12 Months Ended
Dec. 31, 2011
Series D, Series E, Series F and Series G Preferred Units

Note 9: Series D, Series E, Series F and Series G Preferred Units

Series F Preferred Units and Series G Preferred Units

On November 17, 2011, the Company entered into a Subscription Agreement (the “Series F Subscription Agreement”) with PCA Holdings and Pegasus IV, (together with PCA Holdings and any permitted assignees under the Subscription Agreement, the “Purchasers”) pursuant to which the Company gave the Purchasers the option (the “Series F Option”), on or prior to December 31, 2011, to purchase up to 40,000 units (the “Series F Units”) of its securities at a price per Series F Unit of $1,000. Each Series F Unit consisted of: (i) one share of the Company’s newly designated Series F Preferred Stock (the “Series F Preferred Stock”) and (ii) 83 shares of the Company’s common stock, par value $0.001 per share.

Pursuant to the Series F Subscription Agreement, if, at any time while shares of Series F Preferred Stock remain outstanding, the Company issued securities (other than pursuant to the Company’s equity-based compensation plans) that resulted in gross proceeds to the Company of at least $50.0 million (a “Subsequent Issuance”), the Company must notify all holders of Series F Preferred Stock of the terms and conditions of such Subsequent Issuance. Simultaneous with, and subject to the closing of, such Subsequent Issuance, each holder of Series F Preferred Stock would have the right to: (i) require the Company to use the proceeds of such Subsequent Issuance to redeem all of such holder’s Series F Preferred Stock or (ii) convert all or a portion of such holder’s Series F Preferred Stock into the securities issued in the Subsequent Issuance on substantially the same terms and conditions governing the Subsequent Issuance. If a holder elected to convert its shares of Series F Preferred Stock, such holder would retain all of the shares of Common Stock issued in conjunction with each converted share of Series F Preferred Stock. All outstanding Series F Preferred Stock were to be redeemed on the later of February 21, 2014 or up to 91 days after a Subsequent Issuance.

In accordance with ASC 480, Distinguishing Liabilities from Equity, the Series F Preferred Stock was recorded initially at fair value as a liability and subsequently recorded at the present value of the amount to be paid at settlement, accruing interest cost using the rate implicit at inception. The common stock was recorded to equity at fair value and is not subsequently revalued. The difference between the amount recorded at issuance and the original issuance price was being accreted using the effective interest method over the term of the Series F Preferred Stock.

In connection with the execution of the Series F Subscription Agreement, PCA Holdings purchased 10,000 Series F Units for an aggregate purchase price of $10.0 million. On November 17, 2011, Leon Wagner, one of the Company’s directors, also purchased 1,500 Series F Units for an aggregate purchase price of $1.5 million.

On December 1, 2011, the Company entered into the Series G Unit Subscription Agreement (the “Series G Subscription Agreement”) with PCA Holdings, Pegasus IV, Holdings II, and certain accredited investors (together with Pegasus IV, PCA Holdings, Holdings II and any additional investors that may become party to the Series G Subscription Agreement, the “Series G Purchasers”). Pursuant to the Series G Subscription Agreement, the Company issued an aggregate of 34,108 units (the “Series G Units”) of the Company’s securities at a price per Series G Unit of $1,000. Each Series G Unit consists of: (i) one share of the Company’s newly designated Series G Preferred Stock (the “Series G Preferred Stock”) and (ii) 83 shares of the Company’s common stock. Holdings II purchased 12,958 Series G Units and the additional accredited investors purchased 9,650 Series G Units for an aggregate of 22,608 Series G Units and total consideration of $22.6 million. In accordance with ASC 480, Distinguishing Liabilities from Equity, the Series G Preferred Stock was recorded initially at fair value as a liability and subsequently recorded at the present value of the amount to be paid at settlement, accruing interest cost using the rate implicit at inception. The common stock was recorded to equity at fair value and is not subsequently revalued. The difference between the amount recorded at issuance and the original issuance price is being accreted using the effective interest method over the term of the Series G Preferred Stock. Accretion of Series G Preferred Stock was $239,000 for the year ended December 31, 2011.

The Series F Subscription Agreement provided that if the Company issued securities (other than issuances pursuant to the Company’s equity-based compensation plans) which PCA Holdings, in its sole discretion, determined were more favorable than the Series F Units, PCA Holdings would have the right (the “Conversion Right”), at any time prior to November 17, 2013, to require all Series F Unit Purchasers to exchange their Series F Units for such newly issued securities. Upon such occurrence, any outstanding right to purchase Series F Units under the Series F Option would also convert into the right to purchase the newly issued securities on substantially the same terms and conditions as those offered to the purchasers of the newly issued securities.

In connection with the issuance of Series G Units by the Company, and pursuant to the Conversion Right, PCA Holdings elected to exchange all of its outstanding Series F Units and outstanding Series F Preferred Stock for Series G Units and Series G Preferred Stock, which required Mr. Wagner to also exchange his Series F Preferred Stock for Series G Preferred Stock. In connection with the exercise of the Conversion Right, (i) the Company exchanged each Series F Preferred Stock for one Series G Preferred Stock and agreed that the Series G Preferred Stock issued to the Series F Preferred Stock purchasers would be deemed to have begun earning and accruing the Dividend (as defined below) as of November 17, 2011 and (ii) the Series F Option was replaced by a right to purchase Series G Units pursuant to the terms and conditions of the Series G Subscription Agreement (the “Series G Option”). The Company issued 10,000 shares of Series G Preferred Stock to PCA Holdings and 1,500 shares of Series G Preferred Stock to Mr. Wagner pursuant to the Conversion Right. PCA Holdings, Pegasus IV and Holdings II may assign all or any portion of their right to purchase Series G Units pursuant to the Series G Option to assignees of their choosing. Upon the conversion of the Series F Preferred Stock to Series G Preferred Stock, the Company treated this as an exchange with no remeasurement of the fair value of the Series F Preferred Stock at that time given both the Series F Preferred Shares and Series G Preferred Shares have similar terms. The converted Series F Preferred Stock to Series G Preferred Stock would subsequently be valued consistently with the other outstanding Series G Preferred Stock which is at the present value of the amount to be paid at settlement, accruing interest cost using the rate implicit at inception. All outstanding shares of Series G Preferred Stock are to be redeemed on the later of February 21, 2014 or up to 91 days after a Subsequent Issuance.

As of December 31, 2011, the Company had issued 34,108 Series G Units and raised an aggregate of $34.1 million pursuant to the Series G Subscription Agreement and the Series F Subscription Agreement.

Pursuant to the Series G Subscription Agreement, if, at any time while shares of Series G Preferred Stock remain outstanding, the Company issues securities (other than pursuant to the Company’s equity-based compensation plans) that results in gross proceeds to the Company of at least $50.0 million (a “Series G Subsequent Issuance”), the Company must notify all holders of Series G Preferred Stock of the terms and conditions of such Series G Subsequent Issuance. Simultaneous with, and subject to the closing of, such Series G Subsequent Issuance, each holder of Series G Preferred Stock would have the right to: (i) require the Company to use the proceeds of such Series G Subsequent Issuance to redeem all of such holder’s Series G Preferred Stock or (ii) convert all or a portion of such holder’s Series G Preferred Stock into the securities issued in the Series G Subsequent Issuance on substantially the same terms and conditions governing the Series G Subsequent Issuance. If a holder elects to convert its shares of Series G Preferred Stock, such holder would retain all of the shares of Common Stock issued in conjunction with each converted share of Series G Preferred Stock. Upon any conversion or redemption of the Series G Preferred Stock, each share of Series G Preferred Stock would be valued at its Accrued Value (as defined below).

In addition, if, at any time prior to November 17, 2013, the Company issues securities (other than issuances pursuant to the Company’s equity based compensation plans or pursuant to a Series G Subsequent Issuance) which PCA Holdings, in its sole reasonable discretion, determines are more favorable than the Series G Units, each Purchaser may exchange all of its Series G Stock, valued at the Accrued Value (as defined below) of the Series G Preferred Stock included in such Series G Unit Subscription, for such newly issued securities. Upon such occurrence, any outstanding rights to purchase Series G Units would also convert into the right to purchase the newly issued securities on substantially the same terms and conditions as those offered to the purchasers of the newly issued securities.

The following table sets forth the allocation of the proceeds on the Series F and Series G Units between the fair market value of the common stock and the redeemable preferred shares:

	Total Proceeds	Fair Market Value of Common Stock	Redeemable Preferred Stock

Series F Units issued	$11,500,000	$2,204,895	$9,295,105
Series G Units issued	22,608,000	3,696,634	18,911,366

Total Series F and G Units	$34,108,000	$5,901,529	$28,206,471

Series G Preferred Stock Annual Cumulative Dividend

Each share of Series G Preferred Stock is entitled to an annual cumulative dividend of, (i) initially, 10.0%, (ii) commencing on November 17, 2012, 15.0%, and (iii) commencing on February 21, 2014, 18.0%, on the accrued value of such share. The dividend accrues daily and compounds on (i) November 17, 2012 and, (ii) from and after November 17, 2012, December 31 and June 30 of each year.

The dividend is accrued over the term of the Series G Preferred Stock on a weighted average rate based upon the applicable dividend rate over the term. On each dividend payment date subsequent to November 17, 2012, such dividend is required to be paid to each holder in cash semi-annually in arrears. The Company is only required to pay such dividend in cash to the extent that such payment would not result in an event of default under the Company’s (i) Wells Fargo ABL or (ii) Ares Capital Loan. Any dividend that accrues on or after November 17, 2012, and is required to be paid in cash but is not paid in cash, would continue to accrue and compound and be added to the accrued value of the Series G Preferred Stock.

During the year ended December 31, 2011, the Company accrued and expensed $238,000 of dividends on the Series G Preferred Stock.

Series D Units and Series D Preferred Stock

In 2010, the Company consummated a rights offering and issued a total of 67,260,304 Series D Units in exchange for $25.4 million in gross proceeds, the conversion of $35.2 million of principal and accrued interest on a convertible note previously issued to Pegasus IV, the conversion of $5.4 million of principal and accrued interest on a convertible note previously issued to Koninklijke Philips Electronics, N.V. (“Philips”) and the satisfaction of $1.6 million of guaranty fees payable to Pegasus IV related to a line of credit formerly maintained with the Bank of Montreal (“BMO”). Each Series D Unit was comprised of one share of Series D Preferred Stock (the “Series D Preferred Stock”) and a warrant to purchase one share of common stock (the “Series D Warrants”).

The Series D Preferred Stock comprising part of the Series D Units was recorded at the original issuance price net of the fair value of the Series D Warrants, which was determined using the Monte Carlo valuation method. The difference between the amount recorded at issuance and the original issuance price was being accreted using the effective interest method over the term of the Series D Preferred Stock. The Series D Preferred Stock was initially recorded as a liability because it was mandatorily redeemable. Accretion of Series D Preferred Stock was $49.0 million for the year ended December 31, 2010. On December 22, 2010, all outstanding shares of the Series D Preferred Stock were converted into 44,072,123 shares of common stock pursuant to the certificate of amendment to the Company’s Amended and Restated Certificate of Incorporation and as agreed by the Company under the terms of the Stock Purchase, Exchange and Recapitalization Agreement (the “Recapitalization Agreement”) with Pegasus IV, LSGC Holdings and LED Holdings LLC, which was entered into as of September 30, 2010.

Series D Warrants

Each Series D Warrant comprising part of the Series D Units evidenced the right of the holder to purchase one share of the Company’s common stock at an exercise price of $6.00 per share of common stock except for the Series D Warrants comprising the Series D Units issued to Philips, which had an exercise price of $12.00 per share. Each Series D Warrant expires on the twelfth anniversary of the date of issuance. On December 22, 2010, the Company entered into a Warrant Agreement with American Stock Transfer & Trust Company, LLC as warrant agent (the “Warrant Agent”), that effectively amended the terms of the outstanding Series D Warrants. Pursuant to the Warrant Agreement, the exercise price of the Series D Warrants was reduced from $6.00 to between $5.90 and $5.92 per share of common stock issuable upon exercise of such Series D Warrants (depending on the date of issuance) except for the Series D Warrant held by Philips, which was reduced from $12.00 to $11.90 per share of common stock issuable upon exercise of such Series D Warrant. This exercise price reduction corresponded to the amount of the accrued Exercise Price Accrual (as defined in the Warrant Agreement) at December 22, 2010.

Each Series D Warrant holder also received a credit for their benefit, which equaled the total unaccrued Exercise Price Accrual and LV Accrual (as defined in the Warrant Agreement) of each share of Series D Preferred Stock that would have accrued following September 30, 2010, the date of the Recapitalization Agreement, through the eighth anniversary of the issuance of the Series D Preferred Stock (the “Accrual Credit”). The Accrual Credit may only be used to fund the payment of the exercise price of all or a portion of such holder’s Series D Warrants and cannot be used until the earlier of: (i) the passage of eight years from the date of issuance of the relevant Series D Warrant or (ii) a Liquidation Event (as defined in the Warrant Agreement) of the Company. The Accrual Credit will remain registered with the Warrant Agent in the name of the Series D Warrant holder until used or until the date at which the warrants are no longer exercisable in accordance with their terms. After application of the Accrual Credit, the remaining exercise price of each Series D Warrant, following a Liquidation Event or the eighth anniversary of its issuance, would be between $1.04 to $1.05 per share of common stock (depending on the date of issuance), except in the case of the Series D Warrant held by Philips, whose remaining exercise price would be approximately $7.05 per share of common stock.

Upon original issuance, the Series D Warrants were considered a derivative financial instrument under FASB ASC 815-10-15, “Derivatives and Hedging,” due to a “down round” provision contained in the Series D Warrants and as a result were recorded as liabilities at fair value using the Monte Carlo valuation method with changes in fair value measured and recorded at the end of each quarter. Pursuant to the terms of the Warrant Agreement, the Series D Warrants were amended to omit the down round provision. As of December 22, 2010, the effective date of the Warrant Agreement, the Series D Warrants were adjusted to fair value using the Monte Carlo valuation method and reclassified to additional paid-in capital. The change in fair value for the year ended December 31, 2010 related to the Series D Warrants resulted in an increase of $155.5 million and is recorded in the increase in fair value of liabilities under derivative contracts in the consolidated statements of operations and comprehensive loss. The change in fair value for the year ended December 31, 2010 was due primarily to the change in the price of the Company’s common stock during this period.

On February 9, 2011, the Company entered into an Exchange Agreement (the “Exchange Agreement”), effective as of February 4, 2011, with LSGC Holdings pursuant to which the Company issued 54,500,000 shares of common stock in exchange for LSGC Holdings’ Series D Warrant to purchase 60,758,777 shares of common stock and LSGC Holdings’ warrant to purchase 942,857 shares of common stock, which was previously issued to Pegasus IV in connection with its guaranty of the Company’s line of credit with the Bank of Montreal (“BMO”).

On April 27, 2011, the Company entered into an Exchange Agreement (the “Philips Exchange”) with Philips pursuant to which the Company issued 1,359,273 shares of common stock in exchange for Philips’ Series D Warrant to purchase 5,330,482 shares of common stock.

Series E Units and Series E Preferred Stock

On June 23, 2010, the Company entered into a subscription agreement Pegasus IV pursuant to which it sold Pegasus IV 235,295 Series E Units at a price per Series E Unit of $127.50, for an aggregate purchase price of $30.0 million. Each Series E Unit was comprised of one share of Series E Preferred Stock (the “Series E Preferred Stock”) and a warrant to purchase 50 shares of common stock (the “Series E Warrant”) at a price per share of $7.00.

The Series E Preferred Stock comprising part of the Series E Units was recorded at the original issuance price net of the fair value of the Series E Warrants, which was determined using the Monte Carlo valuation method. The difference between the amount recorded at issuance and the original issuance price was being accreted using the effective interest method over the term of the Series E Preferred Stock. The Series E Preferred Stock was initially recorded as a liability because it was mandatorily redeemable. Accretion of Series E Preferred Stock was $24.1 million for the year ended December 31, 2010. On September 30, 2010, pursuant to the Recapitalization Agreement, Pegasus IV exchanged all of its outstanding shares of Series E Preferred Stock and its Series E Warrant for shares of common stock.

Each share of Series E Preferred Stock underlying the Series E Units was entitled to an annual cumulative dividend of 13.454% of $127.50, which compounded annually on the anniversary of the date of issuance.

Series E Warrants

Each Series E Warrant comprising part of the Series E Units evidenced the right of the holder to purchase 50 shares of the Company’s common stock at an exercise price of $7.00 per share of common stock. Each Series E Warrant was scheduled to expire on the twelfth anniversary of the date of issuance. Upon original issuance, the Series E Warrants were considered a derivative financial instrument due to a “down round” provision contained in the Series E Warrants and as a result were recorded as liabilities at fair value using the Monte Carlo valuation method with changes in fair value measured and recorded at the end of each quarter. The change in fair value for both the year ended December 31, 2010 related to the Series E Warrants was a decrease of $5.0 million, and was recorded in the decrease in fair value of liabilities under derivative contracts in the consolidated statements of operations and comprehensive loss. The change in fair value for the year ended December 31, 2010 was due primarily to the decrease in the price of the Company’s common stock during this period.

The following table sets forth the allocation of the proceeds on the Series D and Series E Units between the fair market value of the warrants and the redeemable preferred shares:

Date of Issuance	Total Proceeds	Fair Market Value of Warrants	Preferred Stock
Series D Units:
March 3, 2010	$40,893,316	$27,644,882	$13,248,434
April 18, 2010	26,681,922	21,236,793	5,445,129
July 9, 2010	88,630	178,898	—

Total Series D Units	$67,663,868	$49,060,573	$18,693,563

Series E Units:
June 23, 2010	$30,000,112	$24,062,443	$5,937,669